As filed with the Securities and Exchange Commission on September 29, 2015

Registration Nos. 2-99356

811-04367

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 240	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 244	☒

(Check Appropriate Box or Boxes)

COLUMBIA FUNDS SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☒	On October 29, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia Alternative Beta Fund (previously filed as Columbia Alternative Beta Strategies Fund) series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

Explanatory Note

This Post-Effective Amendment No. 240 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until October 29, 2015, the effectiveness of the registration statement for Columbia Alternative Beta Fund, filed in Post-Effective Amendment No. 229 on June 17, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act. No other series of the Registrant is affected by the filing. Parts A, B, and C of Registrant’s Post-Effective Amendment No. 229, filed on June 17, 2015, are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA FUNDS SERIES TRUST I, certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 29th day of September, 2015.

COLUMBIA FUNDS SERIES TRUST I

By:	/s/ Christopher O. Petersen
Christopher O. Petersen
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of September, 2015.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen Christopher O. Petersen	President (Principal Executive Officer)	/s/ David M. Moffett* David M. Moffett	Trustee

/s/ Michael G. Clarke* Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	/s/ Charles R. Nelson* Charles R. Nelson	Trustee

/s/ Joseph F. DiMaria* Joseph F. DiMaria	Chief Accounting Officer (Principal Accounting Officer)	/s/ John J. Neuhauser* John J. Neuhauser	Trustee

/s/ Douglas A. Hacker* Douglas A. Hacker	Chair of the Board	/s/ Patrick J. Simpson* Patrick J. Simpson	Trustee

/s/ Janet L. Carrig* Janet L. Carrig	Trustee	/s/ William F. Truscott* William F. Truscott	Trustee

/s/ Nancy T. Lukitsh* Nancy T. Lukitsh	Trustee	/s/ Anne-Lee Verville* Anne-Lee Verville	Trustee

/s/ William E. Mayer* William E. Mayer	Trustee

*	By:	/s/ Joseph L. D’ Alessandro
	Name:	Joseph L. D’ Alessandro**
Attorney-in-fact

**	Executed by Joseph L. D’ Alessandro on behalf of Michael G. Clarke and Joseph F. DiMaria pursuant to Powers of Attorney, dated February 16, 2015 and incorporated by reference to Post-Effective Amendment No. 221 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibits (q)(3) and (q)(2), respectively), filed with the Commission on February 27, 2015, on behalf of Janet L. Carrig pursuant to a Trustee Power of Attorney, dated August 19, 2015, and incorporated by reference to Post-effective Amendment No. 236 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (q)(2)), filed with the Commission on August 26, 2015, and on behalf of each of the other Trustees pursuant to a Trustees Power of Attorney, dated February 16, 2015, and incorporated by reference to Post-effective Amendment No. 226 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on April 28, 2015.

SIGNATURES

CAB Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Columbia Alternative Beta Fund, with respect only to information that specifically relates to CAB Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and The State of Minnesota on the 29th day of September, 2015.

CAB Offshore Fund, Ltd.

By:	/s/Amy K. Johnson
Amy K. Johnson
Director

This Amendment to the Registration Statement for Columbia Alternative Beta Fund, with respect only to information that specifically relates to CAB Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the29th day of September, 2015.

Signature	Capacity

/s/ Amy K. Johnson Amy K. Johnson	Director, CAB Offshore Fund, Ltd.

/s/ Anthony P. Haugen Anthony P. Haugen	Director, CAB Offshore Fund, Ltd.

/s/ Christopher O. Petersen Christopher O. Petersen	Director, CAB Offshore Fund, Ltd.